SUPPLEMENT DATED APRIL 8, 2011 TO THE
STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES
PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS,
EACH DATED FEBRUARY 1, 2011, AS AMENDED
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Retail Prospectus”) and Institutional and Class R Shares Prospectus (the “Institutional Prospectus”), each dated February 1, 2011, as amended:
All Sterling Capital Funds
Retail Prospectus
Effective immediately, the sales charge waiver for shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares is no longer available. Accordingly, the disclosure in the second bullet point under the heading “Distribution Arrangements/Sales Charges — Sales Charge Reductions and Waivers — Class A Shares” is deleted from the Retail Prospectus.
In addition, the last sentence under the heading “Purchasing and Adding to Your Shares — Instructions for Opening or Adding to an Account — By Wire Transfer — For initial investments” is deleted, and the PNC Bank account information under the heading “Purchasing and Adding to Your Shares — Instructions for Opening or Adding to an Account — By Wire Transfer — For subsequent investments” is replaced with the following:
     Please call 1-800-228-1872 to request wire instructions.
In addition, the Pawtucket, Rhode Island addresses under the headings “Purchasing and Adding to Your Shares — Instructions for Opening or Adding to an Account — By Overnight Service” and “Selling Your Shares — Instructions for Selling Shares — By Overnight Service” are replaced with the following:
Mail to: Sterling Capital Funds 4400 Computer Drive, Westborough, MA 01581-1722
Institutional Prospectus
The Pawtucket, Rhode Island address under the heading “Selling Your Shares — Instructions for Selling Shares — By Overnight Service” is replaced with the following:
Mail to: Sterling Capital Funds 4400 Computer Drive, Westborough, MA 01581-1722
Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE.
[PRO-ALLSUP-0411]